Other Noncurrent Liabilities (Tables)	12 Months Ended
Feb. 03, 2018
Payables and Accruals [Abstract]
Schedule of Other Noncurrent Liabilities

The major components of other noncurrent liabilities are as follows (in thousands):

	January 28, 2017	February 3, 2018
Workers’ compensation and general liability	$71,243	$72,317
Rent escalation liability	70,082	76,867
Capital leases and financing obligations	35,783	35,147
Deferred gain on sale leasebacks	18,929	17,639
Above market leases	18,043	15,806
Lease incentives	15,511	14,985
Asset retirement obligations	11,846	12,998
Postretirement medical benefit and other	30,231	21,634

	$271,668	$267,393